Certain risks and concentration (Tables)	12 Months Ended
Dec. 31, 2024
Certain risks and concentration
Schedule of consolidated financial information of the Group's VIEs and VIE's subsidiaries excluding the inter company items with the Group's subsidiaries included in the accompanying consolidated financial statements

	December 31,
	2023	2024
	US$	US$
Assets
Current assets
Cash and cash equivalents	60,482	74,242
Restricted cash and cash equivalents	3,497	3,620
Short-term deposits	355,399	301,784
Short-term investments	8,471	—
Accounts receivable, net	1,649	11,123
Amounts due from Group companies	822,281	587,774
Amounts due from related parties	728	359
Prepayments and other current assets	91,773	91,610
Total current assets	1,344,280	1,070,512

Non-current assets
Investments	400,654	414,921
Long-term deposits	—	73,034
Property and equipment, net	292,032	388,178
Land use rights, net	316,070	303,115
Intangible assets, net	40,436	31,913
Right of use asset, net	6,706	3,644
Other non-current assets	11,375	11,594
Total non-current assets	1,067,273	1,226,399

Total assets	2,411,553	2,296,911

Liabilities
Current liabilities
Accounts payable	46,833	67,829
Deferred revenue	8,873	7,637
Advances from customers	52	39
Income taxes payable	21,487	9,986
Accrued liabilities and other current liabilities	69,303	64,427
Amounts due to Group companies	285,047	202,264
Amounts due to related parties	3,541	3,515
Lease liabilities due within one year	2,447	2,070
Short-term loans	52,119	34,853
Total current liabilities	489,702	392,620

Non-current liabilities
Lease liabilities	4,370	1,693
Deferred revenue	2,667	3,067
Deferred tax liabilities	10,440	9,499
Total non-current liabilities	17,477	14,259

Total liabilities	507,179	406,879

	For the year ended December 31,
	2022	2023	2024
	US$	US$	US$

Net revenues from Group companies	54,587	54,280	56,762
Net revenues from third parties	478,656	301,405	220,793
Total cost and operating expenses	(547,931)	(354,306)	(289,962)
Other items of the consolidated statements of comprehensive income	52,054	21,589	23,645
Net income from continuing operations	37,366	22,968	11,238

	For the year ended December 31,
	2022	2023	2024
	US$	US$	US$

Net cash (used in) provided by operating activities with Group companies	(47,155)	(31,888)	36,974
Net cash provided by operating activities with third parties	95,059	58,965	(27,111)
Net cash provided by operating activities	47,904	27,077	9,863

Net cash (used in) provided by investing activities with Group companies	(194,107)	(129,111)	177,941
Net cash used in investing activities with third parties	(42,399)	(82,360)	(96,627)
Net cash (used in) provided by investing activities	(236,506)	(211,471)	81,314

Net cash provided by financing activities with Group companies	32,753	517	3,950
Net cash provided by (used in) financing activities with third parties	754	(2,831)	(80,315)
Net cash provided by (used in) financing activities	33,507	(2,314)	(76,365)